Loans and advances to customers - Breakdown of loans (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Financial instruments received as collateral	$ 55,483	$ 47,578
Gross carrying amount
Financial instruments
Loans and advances to customers.	631,967	604,030
Fixed interest rate | Gross carrying amount
Financial instruments
Loans and advances to customers.	245,530	216,957
Floating interest rate | Gross carrying amount
Financial instruments
Loans and advances to customers.	386,437	387,073
MEXICO | Gross carrying amount
Financial instruments
Loans and advances to customers.	631,967	604,030
Public sector | Gross carrying amount
Financial instruments
Loans and advances to customers.	49,294	57,022
Individuals | Gross carrying amount
Financial instruments
Loans and advances to customers.	241,951	233,293
Communications and transportation | Gross carrying amount
Financial instruments
Loans and advances to customers.	31,339	21,889
Construction | Gross carrying amount
Financial instruments
Loans and advances to customers.	29,386	34,817
Manufacturing | Gross carrying amount
Financial instruments
Loans and advances to customers.	60,261	59,984
Services | Gross carrying amount
Financial instruments
Loans and advances to customers.	189,846	166,344
Tourism | Gross carrying amount
Financial instruments
Loans and advances to customers.	14,008	15,036
Other sectors | Gross carrying amount
Financial instruments
Loans and advances to customers.	15,882	15,645
Commercial, financial and industrial loans | Gross carrying amount
Financial instruments
Loans and advances to customers.	329,098	302,364
Public sector loans | Gross carrying amount
Financial instruments
Loans and advances to customers.	49,294	57,022
Mortgages | Gross carrying amount
Financial instruments
Loans and advances to customers.	126,835	125,636
Reverse repurchase agreements | Gross carrying amount
Financial instruments
Loans and advances to customers.	5,618	4,509
Installment loans to individuals - Revolving consumer credit cards loans | Gross carrying amount
Financial instruments
Loans and advances to customers.	52,037	49,585
Installment loans to individuals - Non-revolving consumer loans | Gross carrying amount
Financial instruments
Loans and advances to customers.	50,953	47,319
Impaired loans | Gross carrying amount
Financial instruments
Loans and advances to customers.	18,132	17,595
Reverse repurchase agreement transactions | Debt instruments. | Financial assets at fair value through profit or loss, category
Financial instruments
Financial instruments received as collateral	$ 5,618	$ 4,511